CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CURRENT ASSETS
Cash and Cash Equivalents	$ 351,058	$ 845,084	$ 1,249,984
Accounts Receivable (Note 3)	262	440	162,539
Deposit	$ 9,357	$ 10,286	$ 9,735
Deferred Financing Cost
Prepayment	$ 30,842	$ 1,428	$ 16,179
TOTAL CURRENT ASSETS	391,519	857,238	1,438,437
NON-CURRENT ASSETS
Property, Plant and Equipment, net (Note 4)	$ 10,874	15,706	$ 20,518
Loan Receivable		1,016
Deferred Charges	$ 423,380	496,166	$ 544,080
TOTAL NON-CURRENT ASSETS	434,254	512,888	564,598
TOTAL ASSETS	825,773	1,370,126	2,003,035
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities (Note 5)	598,229	490,433	335,901
Unearned Revenue	394,724	407,580	407,937
TOTAL CURRENT LIABILITIES	992,953	898,013	743,838
NON-CURRENT LIABILITIES
Notes Payable (Note 6)	1,556,318	1,328,516	941,616
TOTAL LIABILITIES	$ 2,549,271	$ 2,226,529	$ 1,685,454
Going Concern (Note 1)
Commitments (Note 8)
Related Party Transactions (Note 13)
STOCKHOLDERS' DEFICIENCY
Common Stock: $ 0.0001 par value, Authorized: 250,000,000 shares; Issued and outstanding September 30, 2015, 2014 and 2013: 89,036,000 (Notes 9,11,12)	$ 8,904	$ 8,904	$ 8,904
Additional Paid-in Capital	25,213,365	24,727,453	22,043,516
Deficit	(27,147,910)	(25,777,160)	(21,904,789)
Accumulated Other Comprehensive Loss	(1,286)	(2,980)	(2,041)
Non-Controlling Interest (Note 7)	203,429	187,380	171,991
TOTAL STOCKHOLDERS' EQUITY/ (DEFICIENCY)	(1,723,498)	(856,403)	317,581
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY/DEFICIENCY	$ 825,773	$ 1,370,126	$ 2,003,035